Parent Company Only Condensed Financial Information - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities	¥ 15,933,160	$ 2,182,834	¥ 50,693,521	¥ 7,380,266
CASH FLOWS FROM INVESTING ACTIVITIES
Placement of time deposits	(54,650,166)	(7,487,042)	(19,107,879)	(679,486)
Redemption of time deposits	24,675,649	3,380,550	9,201,713	514,242
Placement of short-term investments	(12,864,520)	(1,762,432)	(14,820,000)	(58,268,079)
Redemption of short-term investments	8,450,000	1,157,645	31,135,501	59,953,714
Purchase of property, plant and equipment and intangible assets	(7,730,022)	(1,059,009)	(6,507,190)	(5,127,899)
Net cash used in investing activities	(41,137,169)	(5,635,769)	(12,068)	(4,364,661)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings	471,322	64,571	1,750,194	3,741,482
Net cash provided by/(used in) financing activities	(415,648)	(56,944)	185,385	5,639,392
Effects of exchange rate changes on cash, cash equivalents and restricted cash	198,120	27,143	44,513	1,270,097
Net change in cash, cash equivalents and restricted cash	(25,421,537)	(3,482,736)	50,911,351	9,925,094
Cash, cash equivalents and restricted cash at beginning of the year	91,329,030
Cash, cash equivalents and restricted cash at end of the year	65,901,123	$ 9,028,417	91,329,030
Parent company | Reportable legal entity
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities	205,249		56,515	450,517
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash (used in)/provided by inter-company transactions	6,751,926		(3,589,329)	(23,397,234)
Placement of time deposits	(2,179,080)
Redemption of time deposits			2,137,626
Placement of short-term investments	(364,515)		0	(2,609,767)
Redemption of short-term investments	0		0	8,036,663
Purchase of property, plant and equipment and intangible assets	0		0	(25)
Net cash used in investing activities	4,208,331		(1,451,703)	(17,970,363)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings	0		699,300	669,913
Repayment of borrowings	(700,000)		(338,020)	(349,163)
Proceeds from exercise of share options	14,658		11,953	6,728
Proceeds from issuance of ordinary shares			1,174,319	2,462,300
Net cash provided by/(used in) financing activities	(685,342)		1,547,552	2,789,778
Effects of exchange rate changes on cash, cash equivalents and restricted cash	93,868		(5,355)	941,417
Net change in cash, cash equivalents and restricted cash	3,822,106		147,009	(13,788,651)
Cash, cash equivalents and restricted cash at beginning of the year	1,121,233		974,224	14,762,875
Cash, cash equivalents and restricted cash at end of the year	¥ 4,943,339		¥ 1,121,233	¥ 974,224